Equity Incentive Plans (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Loss - Stock Option [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total stock-based compensation expense	$ 3,622	$ 4,752	$ 17,768	$ 14,387
Cost of revenue [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total stock-based compensation expense	27	11	27	34
Research and development [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total stock-based compensation expense	161	547	936	1,630
Selling, general and administrative [Member]
Schedule of Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Total stock-based compensation expense	$ 3,434	$ 4,194	$ 16,805	$ 12,723